SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise multiple	3
Risk free interest rate, minimum	0.10%	0.15%	0.11%
Risk free interest rate, maximum	2.77%	1.39%	5.46%
Volatility, minimum	53.00%	51.00%	50.00%
Volatility, maximum	63.00%	66.00%	53.00%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise multiple		2.5	2.5
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise multiple		3.5	3.5